STOCKHOLDERS' DEFICIT (Details) - Q S I Operations Inc	12 Months Ended
	Dec. 31, 2020 Vote $ / shares shares	Dec. 31, 2019 Vote $ / shares shares	Mar. 31, 2021 shares	Mar. 31, 2020 shares	Dec. 31, 2018 shares
Common Stock
Class of Stock [Line Items]
Common Stock, Shares Authorized	90,000,000	80,000,000
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001
Common Stock, Shares, Outstanding	6,743,933	6,599,878	7,472,757	6,709,967	6,328,881
Number of votes per share | Vote	1	1
Special-voting common stock
Class of Stock [Line Items]
Common Stock, Shares Authorized	25,000,000	25,000,000
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued	0	0
Common Stock, Shares, Outstanding	0	0
Number of votes per share | Vote	10	10